Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	$ (1,601)	$ (35,582)
5% increase effect on net income (loss) and equity	(863)	(18,658)
5% decrease effect on net income (loss) and equity	863	18,658
10% decrease effect on net income (loss) and equity	1,601	35,582
CPI linked [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	(26,640)	(25,875)
5% increase effect on net income (loss) and equity	(13,320)	(12,937)
5% decrease effect on net income (loss) and equity	10,524	10,222
10% decrease effect on net income (loss) and equity	$ 10,914	$ 10,600